Investments in Joint Ventures (Details 4) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments in Joint Ventures [Abstract]
The Group's share of total comprehensive income loss	₪ (208)
Aggregate carrying amount of the Group's interests in these joint ventures	₪ 5,383	₪ 5,592